Employee Benefits - Summary of Defined Benefit Plans (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation	₨ 20,022	₨ 18,005	₨ 17,701
Fair value of plan assets	20,022	18,005
Changes in net defined benefit liability (asset) resulting from gain (loss) on remeasurement in other comprehensive income [abstract]
Return on plan assets excluding interest income—(loss)/gain	1,828	184	715
Value at the end of the year	20,022	18,005	17,701
Present value of unfunded obligation	(1,494)	(608)
Effect of asset ceiling	(442)	(490)
Recognized liability	(1,936)	(1,098)
Effect of asset ceiling at the beginning of the year		490	0
Interest expense on effect of asset ceiling	20	0
Changes in the effect of limiting the surplus to the asset ceiling	(71)	463
Translation adjustment	3	27
Effect of asset ceiling at the end of the year	442	490
Plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Expected return on plan assets	1,153	810
Employer contributions	140	306
Benefits paid	(20)	(513)
Changes in net defined benefit liability (asset) resulting from gain (loss) on remeasurement in other comprehensive income [abstract]
Return on plan assets excluding interest income—(loss)/gain	675	(626)
Translation adjustment	69	327
Present value of defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation	21,516	18,613	18,893
Benefits paid	(1,927)	(3,291)
Changes in net defined benefit liability (asset) resulting from gain (loss) on remeasurement in other comprehensive income [abstract]
Translation adjustment	93	403
Value at the end of the year	₨ 21,516	₨ 18,613	₨ 18,893